CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 25,186,000
Accounts receivable, net	6,000,000
Contract assets	3,767,000
Amount due from related parties	534,000
Notes receivable from third parties	83,863,000
Notes receivable from related party	400,000
Inventory	29,530,000
Prepaid expenses	15,075,000
Other current assets	5,673,000
Total current assets	170,028,000
Property and equipment, net	10,170,000
Intangible assets, net	78,645,000
Goodwill	68,711,000
Operating lease right of use assets	16,835,000
Financing lease right of use assets	1,376,000
Long-term investments	23,319,000
Other non-current assets	1,235,000
Total assets	370,319,000
Current liabilities
Accounts payable	22,782,000
Deferred revenue (including customer deposits of $2,681 and $3,163 as of September 30, 2022 and December 31, 2021, respectively)	3,540,000
Accrued salaries	7,916,000
Amount due to related parties	2,223,000
Other current liabilities	8,831,000
Current portion of operating lease liabilities	3,878,000
Current portion of financing lease liabilities	348,000
Current contingent consideration	767,000
Promissory note-short term	2,424,000
Convertible promissory note due to third-parties-short term	9,250,000
Total current liabilities	61,959,000
Promissory note-long term	1,559,000
Operating lease liability-long term	12,808,000
Financing lease liability-long term	1,253,000
Non-current contingent consideration	100,000
Deferred tax liabilities	7,972,000
Other long-term liabilities	770,000
Total liabilities	86,421,000
Commitments and contingencies (Note 19)
Convertible redeemable preferred stock and Redeemable non-controlling interest:
Series A - 7,000,000 shares issued and outstanding, liquidation and deemed liquidation preference of $3,500,000 as of September 30, 2022 and December 31, 2021	1,262,000
Equity:
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 517,134,223 shares issued and outstanding as of September 30, 2022 and 497,272,525 and 344,861,295 shares issued and outstanding as of December 31, 2021,	517,000
Treasury Stock	4,639,000
Additional paid-in capital	980,232,000
Accumulated deficit	(709,451,000)
Accumulated other comprehensive income	(13,162,000)
Total Ideanomics, Inc. shareholders' equity	262,775,000
Non-controlling interest	19,861,000
Total equity	282,636,000
Total liabilities, convertible redeemable preferred stock, redeemable non-controlling interest and equity	$ 370,319,000